UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


					FORM 24F-2
				Annual Notice of Securities Sold
				      Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1. Name and address of issuer:
              Allianz Funds Multi-Strategy Trust
              1633 Broadway
	      New York, New York 10019

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: []

AllianzGI Retirement 2020 Fund-All Classes
AllianzGI Retirement 2025 Fund-All Classes
AllianzGI Retirement 2030 Fund-All Classes
AllianzGI Retirement 2035 Fund-All Classes
AllianzGI Retirement 2040 Fund-All Classes
AllianzGI Retirement 2045 Fund-All Classes
AllianzGI Retirement 2050 Fund-All Classes
AllianzGI Retirement 2055 Fund-All Classes
AllianzGI Multi Asset Income Fund-All Classes
AllianzGI Global Allocation Fund-All Classes
AllianzGI Best Styles Emerging Markets Equity Fund-All Classes AllianzGI Best Styles Global Equity Fund-All Classes
AllianzGI Best Styles International Equity Fund-All Classes AllianzGI Best Styles U.S. Equity Fund-All Classes
AllianzGI Convertible Fund-All Classes
AllianzGI Core Bond Fund-All Classes
AllianzGI Core Plus Bond Fund-All Classes
AllianzGI Emerging Markets Consumer Fund-All Classes
AllianzGI Emerging Markets Debt Fund-All Classes
AllianzGI Emerging Markets Small-Cap Fund-All Classes
AllianzGI Europe Equity Dividend Fund-All Classes
AllianzGI Global Dynamic Allocation Fund-All Classes
AllianzGI Global Fundamental Strategy Fund-All Classes
AllianzGI Global High Yield Fund-All Classes
AllianzGI Global Sustainability Fund-All Classes
AllianzGI Global Water Fund-All Classes
AllianzGI High Yield Bond Fund-All Classes
AllianzGI International Growth Fund-All Classes
AllianzGI International Small-Cap Fund-All Classes
AllianzGI Micro Cap Fund-All Classes
AllianzGI NFJ Emerging Markets Value Fund-All Classes
AllianzGI NFJ International Small-Cap Value Fund-All Classes AllianzGI PerformanceFee Managed Futures Strategy Fund-All Classes AllianzGI PerformanceFee Structured US Equity Fund-All Classes AllianzGI PerformanceFee Structured US Fixed Income Fund-All Classes AllianzGI Preferred Securities and Income Fund-All Classes
AllianzGI Real Estate Debt Fund-All Classes
AllianzGI Short Duration High Income Fund-All Classes
AllianzGI Short Term Bond Fund-All Classes
AllianzGI Structured Return Fund-All Classes
AllianzGI U.S. Equity Hedged Fund-All Classes
AllianzGI Ultra Micro Cap Fund-All Classes



3. Investment Company Act File Number: 811-22167



   Securities Act File Number:  333-148624


4. (a) Last day of fiscal year for which this Form is filed:  September 30, 2018

4. (b) [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
	  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4. (c) [ ]Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year
	pursuant to section 24(f):
								      $ 2,468,525,784
							               -------------

	(ii) Aggregate price of securities redeemed or
        repurchased during the fiscal year:
								$ 2,844,427,605
							        --------------
   	(iii) Aggregate price of securities redeemed or repurchased
        during any prior fiscal year ending no earlier than
        October 11, 1995 that were not previously used to
        reduce registration fees payable to the Commission:
								$ 709,923,903
       							        -----------

	(iv) Total available redemption credits [add Items 5(ii) and
            5(iii)]:
								      $ 3,554,351,508
							              --------------



	(v) Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:
							         	$0
								        ------------

	(vi) Redemption credits available for use in future years-
	if Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:
								$ 1,085,825,724
								-------------


	(vii) Multiplier for determining registration fee (See
	instruction C.9):						  x0.0001212
								          ----------

	(viii) Registration fee due (multiply Item 5(v) by Item
        5(vii) (enter "0" if no fee is due):
								        =$0
									------------


6.   Prepaid Shares

  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

								      +$0
								      ----
8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
								      =$0
								      -----------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


	Method of Delivery:


		[ ]  Wire Transfer

    		[ ]  Mail or other means



                                        SIGNATURES



  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By: (Signature and Title)* /s/ Scott Whisten
				---------------------------------
			Scott Whisten,Treasurer, Principal Financial & Accounting Officer


	Date:  December 10, 2018
	       -----------------

		*Please print the name and title of the signing officer below the signature.